Note 19 - Tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Tax Assets And Liabilties Abstract
Reconciliation of Taxation at the Spanish Corporation Tax Rate to the Tax Expense recorded for the period
Reconciliation of taxation at the Spanish corporation tax rate to the tax expense recorded for the year (Millions of Euros)
	2019		2018		2017
	Amount	Effective tax %	Amount	Effective tax %	Amount	Effective tax %
Profit or (-) loss before tax	6,398		8,446		6,931
From continuing operations	6,398		8,446		6,931
Taxation at Spanish corporation tax rate 30%	1,920		2,534		2,079
Lower effective tax rate from foreign entities (*)	(381)		(234)		(307)
Mexico	(112)	27%	(78)	28%	(100)	27%
Chile	(2)	27%	(18)	21%	(29)	21%
Colombia	6	32%	10	33%	(3)	29%
Peru	(12)	28%	(12)	28%	(16)	27%
Turkey	(86)	23%	(132)	20%	(182)	21%
Others (***)	(175)		(4)		23
Revenues with lower tax rate (dividends/capital gains)	(49)		(57)		(53)
Equity accounted earnings	18		3		(2)
Other effects (**)	545		(27)		457
Income tax	2,053		2,219		2,174
Of which: Continuing operations	2,053		2,219		2,174

Effective Tax Rate
Effective tax rate (Millions of Euros)
	2019	2018	2017
Income from:
Consolidated tax group in Spain	(718)	1,482	(678)
Other Spanish entities	7	33	29
Foreign entities	7,109	6,931	7,580
Gains (losses) before taxes from continuing operations	6,398	8,446	6,931
Tax expense or income related to profit or loss from continuing operations	2,053	2,219	2,174
Effective tax rate	32.1%	26.3%	31.4%

Tax recognized in total equity
Tax recognized in total equity (Millions of Euros)
	2019	2018	2017
Charges to total equity
Debt securities and others	(130)	(87)	(355)
Equity instruments	(40)	(56)	(74)
Subtotal	(170)	(143)	(429)
Total	(170)	(143)	(429)

Table Of Tax Assets And Liabiltiies Explanatory
Tax assets and liabilities (Millions of Euros)
	2019	2018	2017
Tax assets
Current tax assets	1,765	2,784	2,163
Deferred tax assets	15,318	15,316	14,725
Pensions	456	405	395
Financial Instruments	1,386	1,401	1,453
Other assets (investments in subsidiaries)	204	302	357
Loss allowances	1,636	1,375	1,005
Other	841	990	870
Secured tax assets (*)	9,363	9,363	9,433
Tax losses	1,432	1,480	1,212
Total	17,083	18,100	16,888
Tax liabilities
Current tax liabilities	880	1,230	1,114
Deferred tax liabilities	1,928	2,046	2,184
Financial Instruments	1,014	1,136	1,427
Other	914	910	757
Total	2,808	3,276	3,298

Deferred tax assets and liabilities
Deferred tax assets and liabilities. Annual variations (Millions of Euros)
	2019		2018		2017
	Deferred assets	Deferred liabilities	Deferred assets	Deferred liabilities	Deferred assets	Deferred liabilities
Balance at the beginning	15,316	2,046	14,725	2,184	16,391	3,392
Pensions	51	-	10	-	(795)	-
Financials instruments	(15)	(122)	(52)	(291)	82	(367)
Other assets	(98)	-	(55)	-	(305)	-
Loss allowances	261	-	370	-	(385)	-
Others	(149)	4	120	153	(366)	(841)
Guaranteed tax assets	-	-	(70)	-	2	-
Tax losses	(48)	-	268	-	101	-
Balance at the end	15,318	1,928	15,316	2,046	14,725	2,184

Secured Tax Assets
Secured tax assets (Millions of Euros)
	2019	2018	2017 (*)
Pensions	1,924	1,924	1,947
Loss allowances	7,439	7,439	7,486
Total	9,363	9,363	9,433